As filed with the Securities and Exchange Commission on October 2, 2023

File No. 333-201920

File No. 811-8537

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

PRE-EFFECTIVE AMENDMENT NO.  ☐

POST-EFFECTIVE AMENDMENT NO. 10  ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

Amendment No. 59  ☒

Variable Annuity Account A of
Protective Life

(Exact Name of Registrant)

Protective Life and Annuity Insurance Company

(Name of Depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Depositor’s Principal Executive Offices)

(205) 268-1000

(Depositor’s Telephone Number, including Area Code)

BRANDON J. CAGE, Esquire

Protective Life and Annuity Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001-3980

It is proposed that this filing will become effective (check appropriate box):

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☐  on May 1, 2023 pursuant to paragraph (b) of Rule 485

☒  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on             pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

THIS REGISTRATION STATEMENT WAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS NOT EFFECTIVE. THE INFORMATION CONTAINED HEREIN IS NOT COMPLETE AND MAY BE CHANGED. THIS IS NOT AN OFFER TO SELL OR A SOLICITATION TO BUY IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED. WE MAY NOT SELL THIS SECURITY WITH THE INFORMATION CONTAINED HEREIN UNTIL THE REGISTRATION STATEMENT IS EFFECTIVE.

Supplement dated December 1, 2023, to the Initial Summary Prospectus,

Updating Summary Prospectus and Prospectus dated May 1, 2023 for Protective Variable Annuity NY II B Series contracts issued by

Protective Life & Annuity Insurance Company

Variable Annuity Account A of Protective Life

PROTECTIVE VARIABLE ANNUITY EXCHANGE OFFER

This exchange offer is made available starting on January 1, 2024 (subject to state availability). Owners of an eligible Protective variable annuity contract (“Existing Contract”) may elect to exchange their Existing Contract for a new Protective Variable Annuity NY II B Series contract (the “New Contract”) subject to the exchange offer terms and conditions outlined below. To determine if it is in your best interest to participate in the exchange offer, please work with your financial professional and tax advisor before electing an exchange. You may obtain more information about the New Contract online at www.protective.com/productprospectus. You may also obtain this information at no cost by calling 1-800-456-6330.

Why You Received This Offer

We will discontinue the purchase of any optional rider under a RightTime® option, including the SecurePay rider under RightTime® option, SecurePay rider with the SecurePay R72 Benefit under RightTime® option, and Protective Income Manager Rider under RightTime® option effective close of business on December 31, 2023. Effective January 1, 2024, if you have not purchased one of the riders listed above and, if you and your financial professional determine that you should purchase an optional guaranteed lifetime withdrawal benefit rider, you may exchange your Existing Contract for the New Contract that offers optional guaranteed lifetime withdrawal benefit riders.

Exchange Offer Duration

Currently, there is no closing date for the exchange offer. We may suspend, modify, or terminate this offer at any time with prior 30 day written notice to you.

Eligible Protective Variable Annuity Contract

ProtectiveAccess® XL NY

Exchange Offer Terms and Conditions

●	You must currently be the Owner of an eligible Protective variable annuity contract.
●	You do not currently have an optional SecurePay rider, SecurePay rider with the SecurePay R72 Benefit, or Protective Income Manager rider option in effect (rider purchased at Existing Contract issue or under RightTime® option).
●	You must exchange the entire Existing Contract, no partial exchanges will be accepted.
●	No surrender charges will be assessed on the Existing Contract and we will waive any future surrender charges under the New Contract.
●	The amount transferred from the Existing Contract to the New Contract will be at relative net asset value.
●	If you elect the Return of Purchase Payments Death Benefit on the New Contract, the death benefit will be the greater of the death benefit of the Existing Contract (as of the exchange date) and the death benefit under the Return of Purchase Payments Death Benefit, both death benefit amounts adjusted for withdrawals and additional purchase payments. The Return of Purchase Payments Death Benefit under the New Contract is available at no additional charge.
●	If you elect the optional Maximum Anniversary Value Death Benefit or optional Maximum Quarterly Value Death Benefit on the New Contract, both available for an additional charge, the death benefit for the New Contract will not include any death benefit amount under the Existing Contract.
●	You will be subject to all fees and charges under the New Contract.

If You Want to Exchange Your Existing Contract for a New Contract

●	Working with your financial professional, complete a New Contract application, select any optional benefits, and select how you want your money allocated amongst the investment options.
●	Your Existing Contract and all optional benefits in effect will terminate. The investment options will be liquidated and the resulting dollar amount will be allocated to the investment options you select in the New Contract application.
●	If you elect the optional SecurePay 5 Rider, you must allocate your Purchase Payments and Contract Value in accordance with the allocation guidelines and restrictions that we have established for this rider.

If You Do Not Accept This Exchange Offer

If you do not accept this offer, you do not need to do anything further. Your Existing Contract, any optional benefits in effect, and how your Contract Value is allocated amongst the investment options would continue unchanged, subject to any existing limitations or restrictions of your Existing Contract. However, starting January 1, 2024, you will not be able to add an optional rider under a RightTime® option.

IMPORTANT CONSIDERATIONS

An exchange may or may not be in your best interest.

The features and benefits, investment options, and charges and fees of the New Contract may differ from those of your Existing Contract. Working with your financial professional, you should carefully review the New Contract and compare it to your Existing Contract before deciding to make an exchange. You may obtain more information about the New Contract online at www.protective.com/productprospectus. You may also obtain this information at no cost by calling 1-800-456-6330.

To assist with your comparison, the following table provides a summary comparison of some of the costs and features of your Existing Contract and the New Contract. You should not solely rely on this chart to determine if you should accept the exchange offer. Work with your financial professional to compare all features, benefits, and costs of both your Existing Contract and the New Contract before making a decision.

SUMMARY COMPARISON TABLE

	Existing Contract	New Contract
Fees and Charges
Administrative Charge/Expense	0.15%	0.10%
Mortality and Expense Risk Charge	1.60%[1]	1.20%
Annual Contract Maintenance Fee[2]	$30	$30
Transfer Fee[3]	$25	$25
SecurePay Medical Evaluation Fee[4]	$300	$300
Optional Benefits[5]
SecurePay 5 rider
At Contract Purchase	N/A	2.00% (Maximum)
Under RightTime Option	N/A	2.20% (Maximum)
SecurePay rider
Under RightTime Option	0.95% (Maximum)	N/A
SecurePay rider with SecurePay R72 Benefit
Under RightTime Option	1.60% (Maximum)	N/A
Protective Income Manager rider
Under RightTime Option	2.20% (Maximum)	N/A
1	The Mortality and Expense Risk Charge varies based on the Contract issue date. Contracts issued on or after 10/3/11, the charge is 1.60%; on or after 12/1/08 and before 10/3/11, the charge is 1.50%; and before 12/1/08 the charge is 1.40%.

2	This fee is waived if the Contract Value or aggregate Purchase Payments, reduced by surrenders and/or surrender charges, is $100,000 or more (for Existing Contracts, this charge only applies to Existing Contracts issued on or after October 3, 2011).
3	Currently, neither Contract imposes the Transfer Fee, but we reserve the right to do so in the future.
4	The charge in the table is for joint coverage under the rider. The fee is $150 for single coverage.
5	Optional rider charges (SecurePay versions) are an annualized percentage of the Benefit Base on each Monthly Anniversary Date/Day; the Protective Income Manager rider fee is an annualized percentage of the greater of the Contract Value on the fee calculation date or the Contract Value on the later of the Rider Effective Date or the most recent Reset Date.

	Existing Contract	New Contract
Return of Purchase Payments Death Benefit

For contracts issued on or after December 1, 2008:

No charge.

For contracts issued before December 1, 2008:

CoverPay Fee elected: 0.10%

ValuePay Fee elected: $0.25 to $18.94 (based on oldest Owner’s age the day the fee is assessed) per $1,000 of the Net Amount at Risk (paid monthly).

		No Charge
Maximum Anniversary Value Death Benefit

For contracts issued on or after October 3, 2011:

CoverPay Fee 0.20%

For contracts issued on or after December 1, 2008, and before October 3, 2011:

CoverPay Fee elected: 0.20%

ValuePay Fee elected: $0.25 to $18.94 (based on oldest Owner’s age the day the fee is assessed) per $1,000 of the Net Amount at Risk (paid monthly); the ValuePay Fee election was only available on contracts issued before October 3, 2011.

For contracts issued before December 1, 2008:

CoverPay Fee elected: 0.30%

ValuePay Fee elected: $0.25 to $18.94 (based on oldest Owner’s age the day the fee is assessed) per $1,000 of the Net Amount at Risk (paid monthly).

		0.20%
Maximum Quarterly Value Death Benefit	N/A	0.25%

Existing Contract	New Contract
Annual Fund Expenses
Annual fund expenses before any waivers or expense reimbursements.	0.35% (Minimum) 1.80% (Maximum)	0.35% (Minimum) 1.75% (Maximum)
Death Benefit
Included with the Contract

For contracts issued before December 1, 2008, the contract value.

For contracts issued on or after December 1, 2008, the greater of (1) the contract value, or (2) aggregate purchase payments less an adjustment for withdrawals/partial surrenders; provided that the death benefit will never be more than the contract value plus $1,000,000.

Return of Purchase Payments Death Benefit:

the greater of (1) the contract value, or (2) aggregate purchase payments less an adjustment for withdrawals/partial surrenders; provided that the death benefit will never be more than the contract value plus $1,000,000.

Optional Death Benefits
Maximum Anniversary Value Death Benefit	The death benefit under this rider is equal to the greatest of: (1) the contract value, (2) the aggregate purchase payments less an adjustment for each partial surrender/withdrawal, or (3) the greatest anniversary value attained prior to the older Owner’s 80th birthday, provided, that the death benefit will never be more than the contract value plus $1,000,000.	Same
Maximum Quarterly Value Death Benefit	N/A	The death benefit under this rider is equal to the greatest of: (1) the contract value, (2) the aggregate purchase payments less an adjustment for each partial surrender/withdrawal, or (3) the greatest quarterly anniversary value attained prior to the older Owners 80th birthday, provided, that the death benefit will never be more than the contract value plus $1,000,000.
Annuitization
Annuity Options	Payments for a Certain Period; Life Income With or Without a Certain Period; PayStream Plus.	Same
Annuity Payments	Fixed; Variable; or a combination of both.	Same
Annuity Payments Start	May begin 3 years after the most recent purchase payment.	May begin 1 year after the contract issue date.

TAX CONSIDERATIONS

Although we believe that an exchange as described in this exchange offer will not be a taxable event for Federal tax purposes, we recommend that you consult your tax and legal advisor before electing to accept the exchange offer.

If your Existing Contract is a Qualified Contract and therefore issued in connection with a retirement plan that receives favorable tax treatment, there may be difference between your Existing Contract, as amended by tax-qualified retirement plan endorsements, and the New Contract, as amended by similar qualified plan endorsements. If you are using the Existing Contract in connection with a tax qualified retirement plan, you should consult your tax advisor before electing to accept this exchange offer.

* * *

You may obtain a current New Contract prospectus by visiting www.protective.com/productprospectus or by calling 1-800-838-0650. You may also obtain fund prospectuses online at www.protective.com/productprospectus by selecting a contract then “Investment Options.”

THIS REGISTRATION STATEMENT WAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS NOT EFFECTIVE. THE INFORMATION CONTAINED HEREIN IS NOT COMPLETE AND MAY BE CHANGED. THIS IS NOT AN OFFER TO SELL OR A SOLICITATION TO BUY IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED. WE MAY NOT SELL THIS SECURITY WITH THE INFORMATION CONTAINED HEREIN UNTIL THE REGISTRATION STATEMENT IS EFFECTIVE.

Supplement dated December 1, 2023, to the Initial Summary Prospectus,

Updating Summary Prospectus and Prospectus dated May 1, 2023 for Protective Variable Annuity NY II B Series contracts issued by

Protective Life & Annuity Insurance Company

Variable Annuity Account A of Protective Life

PROTECTIVE VARIABLE ANNUITY EXCHANGE OFFER

This exchange offer is made available starting on January 1, 2024 (subject to state availability). Owners of an eligible Protective variable annuity contract (“Existing Contract”) may elect to exchange their Existing Contract for a new Protective Variable Annuity NY II B Series contract (the “New Contract”) subject to the exchange offer terms and conditions outlined below. To determine if it is in your best interest to participate in the exchange offer, please work with your financial professional and tax advisor before electing an exchange. You may obtain more information about the New Contract online at www.protective.com/productprospectus. You may also obtain this information at no cost by calling 1-800-456-6330.

Why You Received This Offer

We will discontinue the purchase of any optional rider under a RightTime® option, including the Protective Income Manager Rider under RightTime® option effective close of business on December 31, 2023. Effective January 1, 2024, if you have not purchased this rider and, if you and your financial professional determine that you should purchase an optional guaranteed lifetime withdrawal benefit rider, you may exchange your Existing Contract for the New Contract that offers optional guaranteed lifetime withdrawal benefit riders.

Exchange Offer Duration

Currently, there is no closing date for the exchange offer. We may suspend, modify, or terminate this offer at any time with prior 30 day written notice to you.

Eligible Protective Variable Annuity Contract

Protective Variable Annuity NY (Existing Contracts issued on or after July 15, 2013):

L Series, B Series, or C Series (collectively a “Series”)

Exchange Offer Terms and Conditions

●	You must currently be the Owner of an eligible Protective variable annuity contract.
●	You do not currently have an optional SecurePay 5 rider or Protective Income Manager rider in effect (rider purchased at Existing Contract issue or under RightTime® option).
●	You must exchange the entire Existing Contract, no partial exchanges will be accepted.
●	No surrender charges will be assessed on the Existing Contract and we will waive any future surrender charges under the New Contract.
●	The amount transferred from the Existing Contract to the New Contract will be at relative net asset value.
●	If you elect the Return of Purchase Payments Death Benefit on the New Contract, the death benefit will be the greater of the death benefit of the Existing Contract (as of the exchange date) and the death benefit under the Return of Purchase Payments Death Benefit, both death benefit amounts adjusted for withdrawals and additional purchase payments. The Return of Purchase Payments Death Benefit under the New Contract is available at no additional charge.
●	If you elect the optional Maximum Anniversary Value Death Benefit or optional Maximum Quarterly Value Death Benefit on the New Contract, both available for an additional charge, the death benefit for the New Contract will not include any death benefit amount under the Existing Contract.
●	You will be subject to all fees and charges under the New Contract.

If You Want to Exchange Your Existing Contract for a New Contract

●	Working with your financial professional, complete a New Contract application, select any optional benefits, and select how you want your money allocated amongst the investment options.
●	Your Existing Contract and all optional benefits in effect will terminate. The investment options will be liquidated and the resulting dollar amount will be allocated to the investment options you select in the New Contract application.
●	If you elect the optional SecurePay 5 Rider, you must allocate your Purchase Payments and Contract Value in accordance with the allocation guidelines and restrictions that we have established for this rider.

If You Do Not Accept This Exchange Offer

If you do not accept this offer, you do not need to do anything further. Your Existing Contract, any optional benefits in effect, and how your Contract Value is allocated amongst the investment options would continue unchanged, subject to any existing limitations or restrictions of your Existing Contract. However, starting January 1, 2024, you will not be able to add an optional rider under a RightTime® option.

IMPORTANT CONSIDERATIONS

An exchange may or may not be in your best interest.

The features and benefits, investment options, and charges and fees of the New Contract may differ from those of your Existing Contract. Working with your financial professional, you should carefully review the New Contract and compare it to your Existing Contract before deciding to make an exchange. You may obtain more information about the New Contract online at www.protective.com/productprospectus. You may also obtain this information at no cost by calling 1-800-456-6330.

To assist with your comparison, the following table provides a summary comparison of some of the costs and features of your Existing Contract and the New Contract. You should not solely rely on this chart to determine if you should accept the exchange offer. Work with your financial professional to compare all features, benefits, and costs of both your Existing Contract and the New Contract before making a decision.

SUMMARY COMPARISON TABLE

	Existing Contract	New Contract
Fees and Charges
Administrative Charge/Expense	0.15% for L Series 0.10% for B Series 0.15% for C Series	0.10%
Mortality and Expense Risk Charge	1.50% for L Series 1.20% for B Series 1.60% for C Series	1.20%
Annual Contract Maintenance Fee[1]	$30	$30
Transfer Fee[2]	$25	$25
SecurePay Medical Evaluation Fee[3]	$300	$300
Optional Benefits[4]
SecurePay 5 rider
At Contract Purchase	2.00% (Maximum)	2.00% (Maximum)
Under RightTime Option	N/A	2.20% (Maximum)
Protective Income Manager rider
Under RightTime Option	2.20% (Maximum)	N/A

1         This fee is waived if the Contract Value or aggregate Purchase Payments, reduced by surrenders and/or surrender charges, is $100,000 or more.

2         Currently, neither Contract imposes the Transfer Fee, but we reserve the right to do so in the future.

3         The charge in the table is for joint coverage under the rider. The fee is $150 for single coverage.

4        Optional rider charge (SecurePay 5 rider) is an annualized percentage of the Benefit Base on each Monthly Anniversary Date/Day; the Protective Income Manager rider fee is an annualized percentage of the greater of the Contract Value on the monthly anniversary date or the Contract Value on the later of the Rider Issue Date or the most recent Reset Date.

	Existing Contract	New Contract
Return of Purchase Payments Death Benefit	No Charge	Same
Maximum Anniversary Value Death Benefit	0.20% for all Series	0.20%
Maximum Quarterly Value Death Benefit	N/A	0.25%
Annual Fund Expenses
Annual fund expenses before any waivers or expense reimbursements.	0.35% (Minimum) 2.07% (Maximum)	0.35% (Minimum) 1.75% (Maximum)
Death Benefit
Included with the Contract

Return of Purchase Payments Death Benefit:

the greater of (1) the contract value, or (2) aggregate purchase payments less an adjustment for withdrawals; provided that the death benefit will never be more than the contract value plus $1,000,000.

Same
Optional Death Benefits
Maximum Anniversary Value Death Benefit	The death benefit under this rider is equal to the greatest of: (1) the contract value, (2) the aggregate purchase payments less an adjustment for each withdrawal, or (3) the greatest anniversary value attained prior to the older Owner’s 80th birthday, provided, that the death benefit will never be more than the contract value plus $1,000,000.	Same
Maximum Quarterly Value Death Benefit	N/A	The death benefit under this rider is equal to the greatest of: (1) the contract value, (2) the aggregate purchase payments less an adjustment for each partial surrender/withdrawal, or (3) the greatest quarterly anniversary value attained prior to the older Owners 80th birthday, provided, that the death benefit will never be more

Existing Contract	New Contract

than the contract value plus $1,000,000.

Annuitization
Annuity Options	Payments for a Certain Period; Life Income With or Without a Certain Period; PayStream Plus.	Same
Annuity Payments	Fixed; Variable; or a combination of both.	Same
Annuity Payments Start	May begin 1 year after the contract issue date.	Same

TAX CONSIDERATIONS

Although we believe that an exchange as described in this exchange offer will not be a taxable event for Federal tax purposes, we recommend that you consult your tax and legal advisor before electing to accept the exchange offer.

If your Existing Contract is a Qualified Contract and therefore issued in connection with a retirement plan that receives favorable tax treatment, there may be difference between your Existing Contract, as amended by tax-qualified retirement plan endorsements, and the New Contract, as amended by similar qualified plan endorsements. If you are using the Existing Contract in connection with a tax qualified retirement plan, you should consult your tax advisor before electing to accept this exchange offer.

* * *

You may obtain a current New Contract prospectus by visiting www.protective.com/productprospectus or by calling 1-800-838-0650. You may also obtain fund prospectuses online at www.protective.com/productprospectus by selecting a contract then “Investment Options.”

THIS REGISTRATION STATEMENT WAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS NOT EFFECTIVE. THE INFORMATION CONTAINED HEREIN IS NOT COMPLETE AND MAY BE CHANGED. THIS IS NOT AN OFFER TO SELL OR A SOLICITATION TO BUY IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED. WE MAY NOT SELL THIS SECURITY WITH THE INFORMATION CONTAINED HEREIN UNTIL THE REGISTRATION STATEMENT IS EFFECTIVE.

Supplement dated December 1, 2023, to the Prospectus dated May 1, 2023 for Protective Variable Annuity NY II B Series contracts issued by

Protective Life & Annuity Insurance Company

Variable Annuity Account A of Protective Life

PROTECTIVE VARIABLE ANNUITY EXCHANGE OFFER

This exchange offer is made available starting on January 1, 2024 (subject to state availability). Owners of an eligible Protective variable annuity contract (“Existing Contract”) may elect to exchange their Existing Contract for a new Protective Variable Annuity NY II B Series contract (the “New Contract”) subject to the exchange offer terms and conditions outlined below. To determine if it is in your best interest to participate in the exchange offer, please work with your financial professional and tax advisor before electing an exchange. You may obtain more information about the New Contract online at www.protective.com/productprospectus. You may also obtain this information at no cost by calling 1-800-456-6330.

Why You Received This Offer

We will discontinue the purchase of any optional rider under a RightTime® option, including the optional SecurePay rider under RightTime® option, SecurePay6 rider under RightTime® option, and Protective Income Manager Rider under RightTime® option effective close of business on December 31, 2023. Effective January 1, 2024, if you have not purchased one of the riders listed above and, if you and your financial professional determine that you should purchase an optional guaranteed lifetime withdrawal benefit rider, you may exchange your Existing Contract for the New Contract that offers optional guaranteed lifetime withdrawal benefit riders.

Exchange Offer Duration

Currently, there is no closing date for the exchange offer. We may suspend, modify, or terminate this offer at any time with prior 30 day written notice to you.

Eligible Protective Variable Annuity Contract

Protective Variable Annuity NY (Existing Contracts issued before July 15, 2013):

L Series, B Series, or C Series (collectively a “Series”)

Exchange Offer Terms and Conditions

●	You must currently be the Owner of an eligible Protective variable annuity contract.
●	You do not currently have an optional SecurePay rider, SecurePay6 rider, SecurePay R72 rider, or Protective Income Manager rider in effect (rider purchased at Existing Contract issue or under RightTime® option).
●	You must exchange the entire Existing Contract, no partial exchanges will be accepted.
●	No surrender charges will be assessed on the Existing Contract and we will waive any future surrender charges under the New Contract.
●	The amount transferred from the Existing Contract to the New Contract will be at relative net asset value.
●	If you elect the Return of Purchase Payments Death Benefit on the New Contract, the death benefit will be the greater of the death benefit of the Existing Contract (as of the exchange date) and the death benefit under the Return of Purchase Payments Death Benefit, both death benefit amounts adjusted for withdrawals and additional purchase payments. The Return of Purchase Payments Death Benefit under the New Contract is available at no additional charge.
●	If you elect the optional Maximum Anniversary Value Death Benefit or optional Maximum Quarterly Value Death Benefit on the New Contract, both available for an additional charge, the death benefit for the New Contract will not include any death benefit amount under the Existing Contract.
●	You will be subject to all fees and charges under the New Contract.

If You Want to Exchange Your Existing Contract for a New Contract

●	Working with your financial professional, complete a New Contract application, select any optional benefits, and select how you want your money allocated amongst the investment options.
●	Your Existing Contract and all optional benefits in effect will terminate. The investment options will be liquidated and the resulting dollar amount will be allocated to the investment options you select in the New Contract application.
●	If you elect the optional SecurePay 5 Rider, you must allocate your Purchase Payments and Contract Value in accordance with the allocation guidelines and restrictions that we have established for this rider.

If You Do Not Accept This Exchange Offer

If you do not accept this offer, you do not need to do anything further. Your Existing Contract, any optional benefits in effect, and how your Contract Value is allocated amongst the investment options would continue unchanged, subject to any existing limitations or restrictions of your Existing Contract. However, starting January 1, 2024, you will not be able to add an optional rider under a RightTime® option.

IMPORTANT CONSIDERATIONS

An exchange may or may not be in your best interest.

The features and benefits, investment options, and charges and fees of the New Contract may differ from those of your Existing Contract. Working with your financial professional, you should carefully review the New Contract and compare it to your Existing Contract before deciding to make an exchange. You may obtain more information about the New Contract online at www.protective.com/productprospectus. You may also obtain this information at no cost by calling 1-800-456-6330.

To assist with your comparison, the following table provides a summary comparison of some of the costs and features of your Existing Contract and the New Contract. You should not solely rely on this chart to determine if you should accept the exchange offer. Work with your financial professional to compare all features, benefits, and costs of both your Existing Contract and the New Contract before making a decision.

SUMMARY COMPARISON TABLE

	Existing Contract	New Contract
Fees and Charges
Administrative Charge/Expense	0.15% for L Series 0.10% for B Series 0.15% for C Series	0.10%
Mortality and Expense Risk Charge	1.50% for L Series 1.20% for B Series 1.60% for C Series	1.20%
Annual Contract Maintenance Fee[1]	$30	$30
Transfer Fee[2]	$25	$25
SecurePay Medical Evaluation Fee[3]	$300	$300
Optional Benefits[4]
SecurePay 5 rider
At Contract Purchase	N/A	2.00% (Maximum)
Under RightTime Option	N/A	2.20% (Maximum)
SecurePay rider
Under RightTime Option	1.40% (Maximum)	N/A
SecurePay 6 rider
Under RightTime Option	2.20% (Maximum)	N/A

Protective Income Manager rider
Under RightTime Option	2.20% (Maximum)	N/A

1        This fee is waived if the Contract Value or aggregate Purchase Payments, reduced by surrenders and/or surrender charges, is $100,000 or more.

2        Currently, neither Contract imposes the Transfer Fee, but we reserve the right to do so in the future.

3        The charge in the table is for joint coverage under the rider. The fee is $150 for single coverage.

4        Optional rider charges (SecurePay versions) are an annualized percentage of the Benefit Base on each Monthly Anniversary Date/Day; the Protective Income Manager rider fee is an annualized percentage of the greater of the Contract Value on the monthly anniversary date or the Contract Value on the later of the Rider Issue Date or the most recent Reset Date.

	Existing Contract	New Contract
Return of Purchase Payments Death Benefit	No Charge	Same
Maximum Anniversary Value Death Benefit	0.20% for all Series	0.20%
Maximum Quarterly Value Death Benefit	N/A	0.25%
Annual Fund Expenses
Annual fund expenses before any waivers or expense reimbursements.	0.35% (Minimum) 2.07% (Maximum)	0.35% (Minimum) 1.75% (Maximum)
Death Benefit
Included with the Contract

Return of Purchase Payments Death Benefit:

the greater of (1) the contract value, or (2) aggregate purchase payments less an adjustment for withdrawals; provided that the death benefit will never be more than the contract value plus $1,000,000.

Same
Optional Death Benefits
Maximum Anniversary Value Death Benefit	The death benefit under this rider is equal to the greatest of: (1) the contract value, (2) the aggregate purchase payments less an adjustment for each withdrawal, or (3) the greatest anniversary value attained prior to the older Owner’s 80th birthday, provided, that the death benefit will never be more than the contract value plus $1,000,000.	Same
Maximum Quarterly Value Death Benefit	N/A	The death benefit under this rider is equal to the greatest of: (1) the contract value, (2) the aggregate purchase payments less an adjustment for each partial

Existing Contract	New Contract
surrender/withdrawal, or (3) the greatest quarterly anniversary value attained prior to the older Owners 80th birthday, provided, that the death benefit will never be more than the contract value plus $1,000,000.
Annuitization
Annuity Options	Payments for a Certain Period; Life Income With or Without a Certain Period; PayStream Plus.	Same
Annuity Payments	Fixed; Variable; or a combination of both.	Same
Annuity Payments Start	May begin 1 year after the contract issue date.	Same

TAX CONSIDERATIONS

Although we believe that an exchange as described in this exchange offer will not be a taxable event for Federal tax purposes, we recommend that you consult your tax and legal advisor before electing to accept the exchange offer.

If your Existing Contract is a Qualified Contract and therefore issued in connection with a retirement plan that receives favorable tax treatment, there may be difference between your Existing Contract, as amended by tax-qualified retirement plan endorsements, and the New Contract, as amended by similar qualified plan endorsements. If you are using the Existing Contract in connection with a tax qualified retirement plan, you should consult your tax advisor before electing to accept this exchange offer.

* * *

You may obtain a current New Contract prospectus by visiting www.protective.com/productprospectus or by calling 1-800-838-0650. You may also obtain fund prospectuses online at www.protective.com/productprospectus by selecting a contract then “Investment Options.”

THIS REGISTRATION STATEMENT WAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS NOT EFFECTIVE. THE INFORMATION CONTAINED HEREIN IS NOT COMPLETE AND MAY BE CHANGED. THIS IS NOT AN OFFER TO SELL OR A SOLICITATION TO BUY IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED. WE MAY NOT SELL THIS SECURITY WITH THE INFORMATION CONTAINED HEREIN UNTIL THE REGISTRATION STATEMENT IS EFFECTIVE.

Supplement dated December 1, 2023, to the Prospectus dated May 1, 2023 for Protective Variable Annuity NY II B Series contracts issued by

Protective Life & Annuity Insurance Company

Variable Annuity Account A of Protective Life

PROTECTIVE VARIABLE ANNUITY EXCHANGE OFFER

This exchange offer is made available starting on January 1, 2024 (subject to state availability). Owners of an eligible Protective variable annuity contract (“Existing Contract”) may elect to exchange their Existing Contract for a new Protective Variable Annuity NY II B Series contract (the “New Contract”) subject to the exchange offer terms and conditions outlined below. To determine if it is in your best interest to participate in the exchange offer, please work with your financial professional and tax advisor before electing an exchange. You may obtain more information about the New Contract online at www.protective.com/productprospectus. You may also obtain this information at no cost by calling 1-800-456-6330.

Why You Received This Offer

We will discontinue the purchase of any optional rider under a RightTime® option, including the optional SecurePay Rider under RightTime® option, SecurePay Rider with the SecurePay R72 Benefit under RightTime® option, and Protective Income Manager Rider under RightTime® option effective close of business on December 31, 2023. Effective January 1, 2023, if you have not purchased one of the riders listed above and, if you and your financial professional determine that you should purchase an optional guaranteed lifetime withdrawal benefit rider, you may exchange your Existing Contract for the New Contract that offers optional guaranteed lifetime withdrawal benefit riders.

Exchange Offer Duration

Currently, there is no closing date for the exchange offer. We may suspend, modify, or terminate this offer at any time with prior 30 day written notice to you.

Eligible Protective Variable Annuity Contract

ProtectiveRewards® II NY

Exchange Offer Terms and Conditions

●	You must currently be the Owner of an eligible Protective variable annuity contract.
●	You do not currently have an optional SecurePay Rider, SecurePay Rider with the SecurePay R72 Benefit, or Protective Income Manager Rider in effect (Rider purchased at Existing Contract issue or under RightTime® option).
●	You must exchange the entire Existing Contract, no partial exchanges will be accepted.
●	No surrender charges will be assessed on the Existing Contract and we will waive any future surrender charges under the New Contract.
●	The amount transferred from the Existing Contract to the New Contract will be at relative net asset value.
●	If you elect the Return of Purchase Payments Death Benefit on the New Contract, the death benefit will be the greater of the death benefit of the Existing Contract (as of the exchange date) and the death benefit under the Return of Purchase Payments Death Benefit, both death benefit amounts adjusted for withdrawals and additional purchase payments. The Return of Purchase Payments Death Benefit under the New Contract is available at no additional charge.
●	If you elect the optional Maximum Anniversary Value Death Benefit or optional Maximum Quarterly Value Death Benefit on the New Contract, both available for an additional charge, the death benefit for the New Contract will not include any death benefit amount under the Existing Contract.
●	You will be subject to all fees and charges under the New Contract.

If You Want to Exchange Your Existing Contract for a New Contract

●	Working with your financial professional, complete a New Contract application, select any optional benefits, and select how you want your money allocated amongst the investment options.
●	Your Existing Contract and all optional benefits in effect will terminate. The investment options will be liquidated and the resulting dollar amount will be allocated to the investment options you select in the New Contract application.
●	If you elect the optional SecurePay 5 Rider, you must allocate your Purchase Payments and Contract Value in accordance with the allocation guidelines and restrictions that we have established for this rider.

If You Do Not Accept This Exchange Offer

If you do not accept this offer, you do not need to do anything further. Your Existing Contract, any optional benefits in effect, and how your Contract Value is allocated amongst the investment options would continue unchanged, subject to any existing limitations or restrictions of your Existing Contract. However, starting January 1, 2024, you will not be able to add an optional rider under a RightTime® option.

IMPORTANT CONSIDERATIONS

An exchange may or may not be in your best interest.

The features and benefits, investment options, and charges and fees of the New Contract may differ from those of your Existing Contract. Working with your financial professional, you should carefully review the New Contract and compare it to your Existing Contract before deciding to make an exchange. You may obtain more information about the New Contract online at www.protective.com/productprospectus. You may also obtain this information at no cost by calling 1-800-456-6330.

To assist with your comparison, the following table provides a summary comparison of some of the costs and features of your Existing Contract and the New Contract. You should not solely rely on this chart to determine if you should accept the exchange offer. Work with your financial professional to compare all features, benefits, and costs of both your Existing Contract and the New Contract before making a decision.

SUMMARY COMPARISON TABLE

	Existing Contract	New Contract
Fees and Charges
Administrative Charge/Expense	0.10%	0.10%
Mortality and Expense Risk Charge	1.20%[1]	1.20%
Annual Contract Maintenance Fee[2]	$30	$30
Transfer Fee[3]	$25	$25
SecurePay Medical Evaluation Fee[4]	$300	$300
Optional Benefits[5]
SecurePay 5 rider
At Contract Purchase	N/A	2.00% (Maximum)
Under RightTime Option	N/A	2.20% (Maximum)
SecurePay rider
Under RightTime Option	0.95% (Maximum)	N/A
SecurePay rider with SecurePay R72 Benefit
Under RightTime Option	1.60% (Maximum)	N/A
Protective Income Manager rider
Under RightTime Option	2.20% (Maximum)	N/A

1         The Mortality and Expense Risk Charge varies based on the Contract issue date. Contracts issued on or after 10/1/11, the charge is 1.20%; on or after 12/1/08 and before 10/1/11 the charge is 1.05%; and before 12/1/08 the charge is 0.95%.

2        This fee is waived if the Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more ($50,000 or more for Existing Contracts issued before October 1, 2011).

3        Currently, neither Contract imposes the Transfer Fee, but we reserve the right to do so in the future.

4        The charge in the table is for joint coverage under the rider. The fee is $150 for single coverage.

5        Optional rider charges are an annualized percentage of the Benefit Base on each Monthly Anniversary Date/Day; the Protective Income Manager rider fee is an annualized percentage of the greater of the Contract Value on the fee calculation date or the Contract Value on the later of the Rider Effective Date or the most recent Reset Date.

	Existing Contract	New Contract
Return of Purchase Payments Death Benefit

For contracts issued on or after December 1, 2008:

No charge.

For contracts issued before December 1, 2008:

CoverPay Fee elected: 0.10%

ValuePay Fee elected: $0.25 to $18.94 (based on oldest Owner’s age the day the fee is assessed) per $1,000 of the Net Amount at Risk (paid monthly).

		No Charge
Maximum Anniversary Value Death Benefit

For contracts issued on or after October 1, 2011:

CoverPay Fee 0.20%

For contracts issued on or after December 1, 2008, and before October 1, 2011:

CoverPay Fee elected: 0.20%

ValuePay Fee elected: $0.25 to $18.94 (based on oldest Owner’s age the day the fee is assessed) per $1,000 of the Net Amount at Risk (paid monthly); the ValuePay Fee election was only available on contracts issued before October 3, 2011.

For contracts issued before December 1, 2008:

CoverPay Fee elected: 0.30%

ValuePay Fee elected: $0.25 to $18.94 (based on oldest Owner’s age the day the fee is assessed) per $1,000 of the Net Amount at Risk (paid monthly).

		0.20%
Maximum Quarterly Value Death Benefit	N/A	0.25%
Annual Fund Expenses

Existing Contract	New Contract
Annual fund expenses before any waivers or expense reimbursements.	0.35% (Minimum) 1.80% (Maximum)	0.35% (Minimum) 1.75% (Maximum)
Death Benefit
Included with the Contract

For contracts issued before December 1, 2008, the contract value.

For contracts issued on or after December 1, 2008, the greater of (1) the contract value, or (2) aggregate purchase payments less an adjustment for withdrawals/partial surrenders; provided that the death benefit will never be more than the contract value plus $1,000,000.

Return of Purchase Payments Death Benefit:

the greater of (1) the contract value, or (2) aggregate purchase payments less an adjustment for withdrawals/partial surrenders; provided that the death benefit will never be more than the contract value plus $1,000,000.

Optional Death Benefits
Maximum Anniversary Value Death Benefit	The death benefit under this rider is equal to the greatest of: (1) the contract value, (2) the aggregate purchase payments less an adjustment for each partial surrender/withdrawal, or (3) the greatest anniversary value attained prior to the older Owner’s 80th birthday, provided, that the death benefit will never be more than the contract value plus $1,000,000.	Same
Maximum Quarterly Value Death Benefit	N/A	The death benefit under this rider is equal to the greatest of: (1) the contract value, (2) the aggregate purchase payments less an adjustment for each partial surrender/withdrawal, or (3) the greatest quarterly anniversary value attained prior to the older Owners 80th birthday, provided, that the death benefit will never be more than the contract value plus $1,000,000.
Annuitization
Annuity Options	Payments for a Certain Period; Life Income With or Without a Certain Period.	Payments for a Certain Period; Life Income With or Without a Certain Period; PayStream Plus.
Annuity Payments	Fixed; Variable; or a combination of both.	Same
Annuity Payments Start	May begin 3 years after the most recent purchase payment.	May begin 1 year after the contract issue date.

TAX CONSIDERATIONS

Although we believe that an exchange as described in this exchange offer will not be a taxable event for Federal tax purposes, we recommend that you consult your tax and legal advisor before electing to accept the exchange offer.

If your Existing Contract is a Qualified Contract and therefore issued in connection with a retirement plan that receives favorable tax treatment, there may be difference between your Existing Contract, as amended by tax-qualified retirement plan endorsements, and the New Contract, as amended by similar qualified plan endorsements. If you are using the Existing Contract in connection with a tax qualified retirement plan, you should consult your tax advisor before electing to accept this exchange offer.

* * *

You may obtain a current New Contract prospectus by visiting www.protective.com/productprospectus or by calling 1-800-838-0650. You may also obtain fund prospectuses online at www.protective.com/productprospectus by selecting a contract then “Investment Options.”

THIS REGISTRATION STATEMENT WAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS NOT EFFECTIVE. THE INFORMATION CONTAINED HEREIN IS NOT COMPLETE AND MAY BE CHANGED. THIS IS NOT AN OFFER TO SELL OR A SOLICITATION TO BUY IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED. WE MAY NOT SELL THIS SECURITY WITH THE INFORMATION CONTAINED HEREIN UNTIL THE REGISTRATION STATEMENT IS EFFECTIVE.

Supplement dated December 1, 2023, to the Prospectus dated May 1, 2023 for Protective Variable Annuity NY II B Series contracts issued by

Protective Life & Annuity Insurance Company

Variable Annuity Account A of Protective Life

PROTECTIVE VARIABLE ANNUITY EXCHANGE OFFER

This exchange offer is made available starting on January 1, 2024 (subject to state availability). Owners of an eligible Protective variable annuity contract (“Existing Contract”) may elect to exchange their Existing Contract for a new Protective Variable Annuity NY II B Series contract (the “New Contract”) subject to the exchange offer terms and conditions outlined below. To determine if it is in your best interest to participate in the exchange offer, please work with your financial professional and tax advisor before electing an exchange. You may obtain more information about the New Contract online at www.protective.com/productprospectus. You may also obtain this information at no cost by calling 1-800-456-6330.

Why You Received This Offer

We will discontinue the purchase of any optional rider under a RightTime® option, including the optional SecurePay rider under RightTime® option, SecurePay rider with the SecurePay R72 Benefit under RightTime® option, and Protective Income Manager Rider under RightTime® option effective close of business on December 31, 2023. Effective January 1, 2024, if you have not purchased one of the riders listed above and, if you and your financial professional determine that you should purchase an optional guaranteed lifetime withdrawal benefit rider, you may exchange your Existing Contract for the New Contract that offers optional guaranteed lifetime withdrawal benefit riders.

Exchange Offer Duration

Currently, there is no closing date for the exchange offer. We may suspend, modify, or terminate this offer at any time with prior 30 day written notice to you.

Eligible Protective Variable Annuity Contract

ProtectiveRewards® Elite NY

Exchange Offer Terms and Conditions

●	You must currently be the Owner of an eligible Protective variable annuity contract.
●	You do not currently have an optional SecurePay rider, SecurePay rider with the SecurePay R72 Benefit, or Protective Income Manager rider in effect (rider purchased at Existing Contract issue or under RightTime® option).
●	You must exchange the entire Existing Contract, no partial exchanges will be accepted.
●	No surrender charges will be assessed on the Existing Contract and we will waive any future surrender charges under the New Contract.
●	The amount transferred from the Existing Contract to the New Contract will be at relative net asset value.
●	If you elect the Return of Purchase Payments Death Benefit on the New Contract, the death benefit will be the greater of the death benefit of the Existing Contract (as of the exchange date) and the death benefit under the Return of Purchase Payments Death Benefit, both death benefit amounts adjusted for withdrawals and additional purchase payments. The Return of Purchase Payments Death Benefit under the New Contract is available at no additional charge.
●	If you elect the optional Maximum Anniversary Value Death Benefit or optional Maximum Quarterly Value Death Benefit on the New Contract, both available for an additional charge, the death benefit for the New Contract will not include any death benefit amount under the Existing Contract.
●	You will be subject to all fees and charges under the New Contract.

If You Want to Exchange Your Existing Contract for a New Contract

●	Working with your financial professional, complete a New Contract application, select any optional benefits, and select how you want your money allocated amongst the investment options.
●	Your Existing Contract and all optional benefits in effect will terminate. The investment options will be liquidated and the resulting dollar amount will be allocated to the investment options you select in the New Contract application.
●	If you elect the optional SecurePay 5 Rider, you must allocate your Purchase Payments and Contract Value in accordance with the allocation guidelines and restrictions that we have established for this rider.

If You Do Not Accept This Exchange Offer

If you do not accept this offer, you do not need to do anything further. Your Existing Contract, any optional benefits in effect, and how your Contract Value is allocated amongst the investment options would continue unchanged, subject to any existing limitations or restrictions of your Existing Contract. However, starting January 1, 2024, you will not be able to add an optional rider under a RightTime® option.

IMPORTANT CONSIDERATIONS

An exchange may or may not be in your best interest.

The features and benefits, investment options, and charges and fees of the New Contract may differ from those of your Existing Contract. Working with your financial professional, you should carefully review the New Contract and compare it to your Existing Contract before deciding to make an exchange. You may obtain more information about the New Contract online at www.protective.com/productprospectus. You may also obtain this information at no cost by calling 1-800-456-6330.

To assist with your comparison, the following table provides a summary comparison of some of the costs and features of your Existing Contract and the New Contract. You should not solely rely on this chart to determine if you should accept the exchange offer. Work with your financial professional to compare all features, benefits, and costs of both your Existing Contract and the New Contract before making a decision.

SUMMARY COMPARISON TABLE

	Existing Contract	New Contract
Fees and Charges
Administrative Charge/Expense	0.15%	0.10%
Mortality and Expense Risk Charge	1.50%[1]	1.20%
Annual Contract Maintenance Fee[2]	$30	$30
Transfer Fee[3]	$25	$25
SecurePay Medical Evaluation Fee[4]	$300	$300
Optional Benefits[5]
SecurePay 5 rider
At Contract Purchase	N/A	2.00% (Maximum)
Under RightTime Option	N/A	2.20% (Maximum)
SecurePay rider
Under RightTime Option	0.95% (Maximum)	N/A
SecurePay rider with SecurePay R72 Benefit
Under RightTime Option	1.60% (Maximum)	N/A
Protective Income Manager rider
Under RightTime Option	2.20% (Maximum)	N/A

1        The Mortality and Expense Risk Charge varies based on the Contract issue date. Contracts issued on or after 10/1/11, the charge is 1.50% and before 10/1/11 the charge is 1.35%.

2        This fee is waived if the Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more ($50,000 or more for Existing Contracts issued before October 1, 2011).

3        Currently, neither Contract imposes the Transfer Fee, but we reserve the right to do so in the future.

4        The charge in the table is for joint coverage under the rider. The fee is $150 for single coverage.

5        Optional rider charges (SecurePay versions) are an annualized percentage of the Benefit Base on each Monthly Anniversary Date/Day; the Protective Income Manager rider fee is an annualized percentage of the greater of the Contract Value on the fee calculation date or the Contract Value on the later of the Rider Effective Date or the most recent Reset Date.

	Existing Contract	New Contract
Return of Purchase Payments Death Benefit	No Charge.	No Charge
Maximum Anniversary Value Death Benefit	CoverPay Fee elected: 0.20% ValuPay Fee elected: $0.25 to $18.94 (based on oldest Owner’s age the day the fee is assessed) per $1,000 of the Net Amount at Risk (paid monthly); this fee option was only available for Contracts issued before October 1, 2011.	0.20%
Maximum Quarterly Value Death Benefit	N/A	0.25%
Annual Fund Expenses
Annual fund expenses before any waivers or expense reimbursements.	0.35% (Minimum) 1.80% (Maximum)	0.35% (Minimum) 1.75% (Maximum)
Death Benefit
Included with the Contract

Return of Purchase Payments Death Benefit

the greater of (1) the contract value, or (2) aggregate purchase payments less an adjustment for withdrawals/partial surrenders; provided that the death benefit will never be more than the contract value plus $1,000,000.

Same
Optional Death Benefits
Maximum Anniversary Value Death Benefit	The death benefit under this rider is equal to the greater of: (1) the contract value, (2) the aggregate purchase payments less an adjustment for each partial surrender/withdrawal, or (3) the greatest anniversary value attained prior to the older Owner’s 80th birthday, provided, that the death benefit will never be more than the contract value plus $1,000,000.	Same
Maximum Quarterly Value Death Benefit	N/A	The death benefit under this rider is equal to the greatest of: (1) the contract value, (2) the aggregate purchase payments less an adjustment for each partial

Existing Contract	New Contract
surrender/withdrawal, or (3) the greatest quarterly anniversary value attained prior to the older Owners 80th birthday, provided, that the death benefit will never be more than the contract value plus $1,000,000.
Annuitization
Annuity Options	Payments for a Certain Period; Life Income With or Without a Certain Period; PayStream Plus.	Same
Annuity Payments	Fixed; Variable; or a combination of both.	Same
Annuity Payments Start	May begin 3 years after the most recent purchase payment.	May begin 1 year after the contract issue date.

TAX CONSIDERATIONS

Although we believe that an exchange as described in this exchange offer will not be a taxable event for Federal tax purposes, we recommend that you consult your tax and legal advisor before electing to accept the exchange offer.

If your Existing Contract is a Qualified Contract and therefore issued in connection with a retirement plan that receives favorable tax treatment, there may be difference between your Existing Contract, as amended by tax-qualified retirement plan endorsements, and the New Contract, as amended by similar qualified plan endorsements. If you are using the Existing Contract in connection with a tax qualified retirement plan, you should consult your tax advisor before electing to accept this exchange offer.

* * *

You may obtain a current New Contract prospectus by visiting www.protective.com/productprospectus or by calling 1-800-838-0650. You may also obtain fund prospectuses online at www.protective.com/productprospectus by selecting a contract then “Investment Options.”

Prospectus
(Included in Registrant’s Form N-4, File No. 333-201920 Accession No. 0001104659-23-049485 filed on April 25, 2023, and incorporated by reference herein.)

SAI
(Included in Registrant’s Form N-4, File No. 333-201920 Accession No. 0001104659-23-049485 filed on April 25, 2023, and incorporated by reference herein.)

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)  Board of Directors Resolutions

(a) (1) Resolution of the Board of Directors of Protective Life and Annuity Insurance Company (Formerly American Foundation Life Company) authorizing establishment of the Variable Account A of Protective Life is incorporated herein by reference to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-201920), filed with the Commission on April 29, 2020.

(b) Custodial Agreements - Not Applicable

(c) Underwriting Contracts

(c) (1) Distribution Agreement between IDI and PLAIC is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on September 19, 2011.

(c) (2) Second Amended Distribution Agreement between IDI and PLAIC is incorporated herein by reference to the to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on April 29, 2014.

(c) (3) Distribution Agreement between Investment Distributors, Inc. and broker-dealers is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on August 22, 2019.

(d) Contracts (including Riders and Endorsements)

(d) (1) Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (2) Contract Schedule for Individual Contracts is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (3) Guaranteed Account Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (4) Waiver of Surrender Charge Endorsement for Terminal Illness or Nursing Home Confinement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (5) SecurePay 5 Rider is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-201920), filed with the Commission on June 19, 2015.

(d) (6) Revised SecurePay 5 Rider is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 24, 2016.

(d) (7) SecurePay 5 Spousal Continuation Rider is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-201920), filed with the Commission on June 19, 2015.

(d) (8)  Revised SecurePay 5 Spousal Continuation Rider is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 24, 2016.

(d) (9) Protective Income Manager Rider is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-201920), filed with the Commission on June 19, 2015.

(d) (10)  Revised Protective Income Manager Rider is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 24, 2016.

(d) (11) Qualified Retirement Plan Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (12) Roth IRA Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (13) Traditional IRA Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (14) Maximum Anniversary Value Death Benefit Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (15) Return of Purchase Payments Death Benefit Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (16) Medical Evaluation for Enhanced GMWB Withdrawal Percentages is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (17) Annuitization Bonus Endorsement is incorporated herein by reference to the the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (18)  Maximum Quarterly Value Death Benefit Rider is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 24, 2016.

(e) Applications

(e) (1) Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-201920), filed with the Commission on February 6, 2015.

(f) Depositor's Certificate of Incorporation and By-Laws

(f) (1) Charter of Protective Life and Annuity Insurance Company is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-41577), filed with the Commission on December 5, 1997.

(f) (1) (i) 2005 Amended and Restated Articles of Incorporation of Protective Life and Annuity Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-201920), filed with the Commission on April 29, 2020.

(f) (2) By-Laws of Protective Life and Annuity Insurance Company is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-41577), filed with the Commission on December 5, 1997.

(f) (2) (i) 2011 Amended and Restated By-Laws of Protective Life and Annuity Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-201920), filed with the Commission on April 29, 2020.

(g) Reinsurance Contracts - Not Applicable

(h) Participation Agreements

(h) (1) Participation Agreement dated May 1, 2008 (Oppenheimer Variable Account Funds) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (1) (i) Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (2) Participation Agreement dated April 30, 2002 (Lord Abbett Series Funds) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (2) (i) Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Funds) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (3) Participation Agreement dated December 19, 2003 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (3) (i) Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (3) (ii) Amendment dated April 12, 2011 to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-146508), filed with the Commission on April 28, 2011.

(h) (3) (iii) Amendment dated December 22, 2020 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (3) (iv) Amendment dated April 12, 2021 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (3) (v) Amendment dated March 24, 2022 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 15, 2022.

(h) (4) Participation Agreement dated May 1, 2008 (Fidelity Variable Insurance Products) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (4) (i) Amendment to Participation Agreement dated October 15, 2020 (Fidelity Variable Insurance Products) is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (4) (ii) Amendment to Participation Agreement dated March 10, 2022 (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 15, 2022.

(h) (5) Participation Agreement dated May 1, 2008 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (5) (i) Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (5) (ii) Amendment dated August 16, 2010 to Participation Agreement re Summary Prospectus (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-146508), filed with the Commission on April 28, 2011.

(h) (5) (iii) Participation Agreement dated November 30, 2020 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (5) (iv) Addendum dated November 30, 2020 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (5) (v) Amendment dated March 31, 2021 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (6) Participation Agreement dated November 1, 2009 (Legg Mason) is incorporated herein by reference to the Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on October 29, 2009.

(h) (6) (i) Amendment dated March 1, 2012 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (6) (ii) Amendment dated August 11, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (7) Participation Agreement dated November 1, 2009 (PIMCO Variable Insurance Products Trust) is incorporated herein by reference to the Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on October 29, 2009.

(h) (7) (i) Novation of and Amendment dated April 25, 2011 to Participation Agreement (PIMCO Variable Insurance Products Trust) is incorporated herein by reference to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-146508), filed with the Commission on April 28, 2011.

(h) (7) (ii) Amendment dated April 25, 2011 to Participation Agreement re Summary Prospectus (PIMCO Variable Insurance Products Trust) is incorporated herein by reference to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-146508), filed with the Commission on April 28, 2011.

(h) (7) (iii) Amendment dated September 1, 2020 to Participation Agreement (PIMCO Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (7) (iv) Amendment dated April 2, 2021 to Participation Agreement (PIMCO Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (8) Participation Agreement dated November 1, 2009 (Royce Capital) is incorporated herein by reference to the Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on October 29, 2009.

(h) (8) (i) Rule 22c-2 Information Sharing Agreement (Royce Capital) is incorporated herein by reference to the Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on October 29, 2009.

(h) (8) (ii) Amendment dated November 30, 2020 (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (9) Participation Agreement dated June 1, 2010 (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

(h) (10) Participation Agreement dated June 18, 2015 (American Funds) is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (10) (i) Amendment dated November 30, 2020 to Participation Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (10) (ii) Amendment dated March 22, 2021 to Participation Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (11) Participation Agreement dated May 1, 2016 (Clayton Street Funds) is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (11) (i) Amendment dated September 1, 2020 to Participation Agreement (Clayton Street Funds) is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (11) (ii) Amendment dated December 10, 2020 to Participation Agreement (Clayton Street Funds) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (11) (iii) Amendment dated March 10, 2022 to Participation Agreement (Clayton Street Funds) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 15, 2022.

(h) (12) Participation Agreement dated December 16, 2020 (Alliance Bernstein) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (12) (i) Amendment dated March 15, 2021 to Participation Agreement (Alliance Bernstein) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (13) Participation Agreement dated December 1, 2020 (BlackRock) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (13) (i) Amendment dated April 1, 2021 to Participation Agreement (BlackRock) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (13) (ii) Amendment dated April 1, 2022 to Participation Agreement (BlackRock) is incorporated here by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File 333-201920), filed with the Commission on April 25, 2023.

(h) (14) Participation Agreement dated April 12, 2021 (Columbia Funds Variable Insurance Trust I) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (14) (i) Participation Agreement dated April 12, 2021 (Columbia Funds Variable Insurance Trust II) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (14) (ii) Amendment dated March 22, 2022 to Participation Agreement (Columbia Funds Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 15, 2022.

(h) (15) Participation Agreement dated December 8 ,2020 (T. Rowe Price) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (15) (i) Rule 22c-2 Agreement dated December 8, 2020 (T. Rowe Price) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(i) Administrative Contracts - Not Applicable

(j) Other Material Contracts - Not Applicable

(k) Legal Opinion

(k) (i) Opinion and Consent of Brandon J. Cage, Esq.

- is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File 333-201920), filed with the Commission on April 25, 2023.

(l) Other Opinions

(l) (1) Consent of Eversheds Sutherland (US) LLP

- is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File 333-201920), filed with the Commission on April 25, 2023.

(l) (2) Consents of KPMG LLP

- To be filed by Post-Effective Amendment.

(l) (3) Power of Attorney

- is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File 333-201920), filed with the Commission on April 25, 2023.

(m) Omitted Financial Statements - Not Applicable

(n) Initial Capital Agreements - Not Applicable

(o) Form of Initial Summary Prospectus - Filed herein.

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Adams, D. Scott	Executive Vice President, Corporate Responsibility, Strategy & Innovation
Banerjee Choudhury, Shiladitya (Deep)	Senior Vice President, and Treasurer
Bartlett, Malcolm Lee	Senior Vice President, Corporate Tax
Bielen, Richard J.	Chairman of the Board, Chief Executive Officer, President, and Director
Black, Lance P.	Executive Vice President, Acquisitions and Corporate Development
Cox, Kathryn S.	Senior Vice President, and President, Protection Division
Cramer, Steve	Senior Vice President, and Chief Product Officer
Creutzmann, Scott E.	Senior Vice President, and Chief Compliance Officer
Drew, Mark L.	Executive Vice President, and Chief Legal Officer
Evesque, Wendy K.	Executive Vice President, and Chief Human Resources Officer
Harrison, Wade V.	Executive Vice President, and Chief Retail Officer
Karchunas, M. Scott	Senior Vice President, and President, Asset Protection Division
Kohler, Matthew	Senior Vice President, and Chief Information Officer
Laeyendecker, Ronald	Senior Vice President, Executive Benefit Markets
Lawrence, Mary Pat	Senior Vice President, Government Affairs
Lee, Felicia M.	Secretary, Vice President, and Senior Counsel
McDonald, Laura Y.	Senior Vice President, and Chief Mortgage and Real Estate Officer
Passafiume, Philip E.	Executive Vice President, and Chief Investment Officer
Peeler, Rachelle R.	Senior Vice President, and Senior Human Resources Partner
Pugh, Barbara N.	Senior Vice President, and Chief Accounting Officer
Radnoti, Francis	Senior Vice President, and Chief Product Officer
Rahman, Pooja T.	Senior Vice President, and Chief Risk Officer
Ray, Webster M.	Senior Vice President, Investments
Riebel, Matthew A.	Senior Vice President, and Chief Distribution Officer
Seurkamp, Aaron C.	Senior Vice President, and President, Retirement Division
Wagner, James	Senior Vice President, and Chief Distribution Officer
Wahlheim, Cary T.	Senior Vice President, and Senior Counsel
Walker, Steven G.	Vice Chairman, Finance and Risk, and Director
Wells, Paul R.	Executive Vice President, Chief Financial Officer, and Director
Whitcomb, John	Senior Vice President, Retirement Operations and Strategic Planning
Williams, Lucinda S.	Executive Vice President, and Chief Operating Officer

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223

Item 29. Persons Controlled by or Under Common Control With the Depositor or the Registrant

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Protective Life Corporation, a subsidiary of Dai-ichi Life Holdings, Inc. Protective Life Corporation is described more fully in the prospectus included in this registration statement.

For more information regarding the company structure of Protective Life Corporation and Dai-ichi Life Holdings, Inc., please refer to the organizational chart incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on August 7, 2023.

Item 30. Indemnification

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life’s directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC’s Directors’ and Officers’ Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)  Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account, Protective Variable Life Separate Account, PLICO Variable Annuity Account S, Protective COLI VUL, Protective COLI PPVUL, PLAIC Variable Annuity Account S, and Protective NY COLI VUL. The principal underwriter, IDI, is also currently distributing units of interest in the following separate accounts: Variable Annuity-1 Series Account, Variable Annuity-1 Series Account of Great West Life & Annuity Insurance Company of New York, Variable Annuity-2 Series Account, Variable Annuity-2 Series Account [New York], Variable Annuity-3 Series Account, COLI VUL-2 Series Account, COLI VUL-2 Series Account of Great West Life & Annuity Insurance Company of New York, COLI VUL-4 Series Account of Great-West Life & Annuity Insurance Company, Maxim Series Account of Great West Life & Annuity Insurance Company, Prestige Variable Life Account, Pinnacle Series Account of Great West Life & Annuity Insurance Company, Trillium Variable Annuity Account.

(b)  The following information is furnished with respect to the officers and directors of IDI

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Coffman, Benjamin P.	Assistant Financial Officer	Senior Director Financial Reporting
Creutzmann, Scott E.	Director	Senior Vice President and Chief Compliance Officer
Gilmer, Joseph F.	Assistant Financial Officer	Senior Analyst Financial Reporting
Guerrera, Darren C.	Chief Financial Officer	Vice President
Hicks, Victoria Ann	Senior Supervisory Principal	Senior Supervisory Principal
Johnson, Julena G.	Assistant Compliance Officer	Director Regulatory
Lee, Felicia M.	Secretary	Secretary, Vice President, and Senior Counsel
Lippeatt, Jason H.	Supervisory Principal	Supervisory Principal
McCreless, Kevin L.	Chief Compliance Officer	Senior Director Regulatory
Morsch, Letitia A.	Assistant Secretary, and Director	Vice President, Head of Retail Retirement Operations
Reed, Alisha D.	Director	Vice President, Head of Marketing Strategy
Richards, Megan P.	Assistant Secretary	Assistant Secretary
Tennent, Rayburn	Assistant Financial Officer	Senior Analyst Financial Reporting
Wagner, James	President and Director	Senior Vice President and Chief Distribution Officer

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 32. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life and Annuity Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 33. Management Services

All management contracts are discussed in the Prospectus or Statement of Additional Information.

Item 34. Fee Representation

Protective Life and Annuity Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life and Annuity Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on October 2, 2023.

VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE

By: *
Richard J. Bielen, President
Protective Life and Annuity Insurance Company

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

By: *
Richard J. Bielen, President
Protective Life and Annuity Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
*		Chairman of the Board, President	October 2, 2023
Richard J. Bielen		Chief Executive Officer, and Director
(Principal Executive Officer)

*		Vice Chairman, Finance and Risk,	October 2, 2023
Steven G. Walker		and Director

*		Executive Vice President, Chief Financial	October 2, 2023
Paul R. Wells		Officer, and Director
(Principal Accounting and Financial Officer)
*BY:	/S/ BRANDON J. CAGE		October 2, 2023
Brandon J. Cage
Attorney-in-Fact

EXHIBIT INDEX

(o) Form of Initial Summary Prospectus